Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Statement of Comprehensive Income [Abstract]
Net earnings (loss)	$ 54,640	$ 21,583	$ (7,174)	$ 25,594
Other comprehensive income (loss):
Foreign currency translation adjustment, net of tax recovery of $1178 and $878 (2017 - tax recovery of $nil and $nil), respectively (notes 20(b)(iii) and 20(b)(iv))	(10,370)	(5,036)	(12,816)	(33,696)
Change in fair value of cash flow hedges, net of tax expense of $1,701 and $306 (2017 - tax recovery of $1,926 and expense of $766), respectively (note 20(b)(ii))	4,554	(2,728)	803	1,251
Change in value of available-for-sale investments	0	(19)	0	(19)
Change in pension and other post-employment benefits, net of tax recovery of $19 and $56 (2017 - tax expense of $883 and $910), respectively (note 8)	(180)	1,426	(282)	1,475
Other comprehensive loss, net of tax	(5,996)	(6,357)	(12,295)	(30,989)
Comprehensive gain (loss)	48,644	15,226	(19,469)	(5,395)
Comprehensive loss attributable to the non-controlling interests	(10,812)	(13,737)	(90,247)	(29,022)
Comprehensive income attributable to shareholders of Algonquin Power & Utilities Corp.	$ 59,456	$ 28,963	$ 70,778	$ 23,627